UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June  30, 2010

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      August  6, 2010
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   2

       Form 13F Information Table Entry Total:	   93

       Form 13F Information Table Value Total:	   405896
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates
	  2	28-12230	       ALPS Advisors Inc.


          [Repeat as necessary.]




	FORM 13F INFORMATION TABLE
		 														TITLE			SHARES/	SH/	VALUE	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OFCLASS	CUSIP		PRN AMT	PRN	(x$1000)DSCRTN	MGRS	SOLE	SHARED	NONE
ALCOA INC	COM	013817101	28087	SHRS	283	Defined	2	6700	21387
Allied Defense 	COM	019118108	27200	SHRS	103	Sole		27200
ANGLOGOLD SPONS ADR	035128206	9457	SHRS	408	Defined	2		9457
APACHE CORP	COM	037411105	3624	SHRS	305	Defomed	2		3624
Apartment Invst	CL A	03748R101	1300	SHRS	25	Sole		1300
Archer-Daniels	COM	039483102	66192	SHRS	1709	Defined	2	800	65392
Arena Resources	COM	040049108	6810	SHRS	217	Defined	2	3700	3110
Bank of America	COM	060505104	16700	SHRS	240	Sole		16700
Boots & Coots 	COM	099469504	46000	SHRS	136	Sole		46000
BOWNE & CO INC 	COM	103043105	13400	SHRS	150	Sole		13400
BUNGE LTD	COM	G16962105	18100	SHRS	890	Defined	2		18100
CB Richards 	CL A	12497T101	17800	SHRS	242	Sole		17800
CF INDUSTRIES 	COM	125269100	8681	SHRS	551	Defined	2		8681
CHEVRON CORP	COM	166764100	22192	SHRS	1506	Defined	2	700	21492
Cia de Minas 	ADR	204448104	7232	SHRS	278	Defined	2		7232
Citigroup, Inc	COM	172967101	27100	SHRS	102	Sole		27100
CKE Restaurants	COM	12561E105	11200	SHRS	140	Sole		11200
ConocoPhillips	COM	20825C104	16714	SHRS	820	Defined	2	800	15914
CORN PRODUCTS	COM	219023108	9508	SHRS	288	Defined	2		9508
DEERE & CO	COM	244199105	48093	SHRS	2678	Defined	2		48093
Dell Inc.	COM	24702R101	10100	SHRS	122	Sole		10100
DELTA PETROLEUM	COM	247907207	14996	SHRS	13	Defined	2		14996
DEVON ENERGY CO	COM	25179M103	4541	SHRS	277	Defined	2		4541
DynCorp Intl 	CL A	26817C101	7800	SHRS	1137	Sole		7800
Eastman Kodak 	COM	277461109	15100	SHRS	66	Sole		15100
Emmis Comm	COM	291525103	59400	SHRS	131	Sole		59400
ENDEAVOUR INTER	COM	29259G101	10609	SHRS	11	Defined	2		10609
EOG RESOURCES	COM	26875P101	2721	SHRS	268	Defined	2		2721
Exxon Mobil 	COM	30231G102	57458	SHRS	3279	Defined	2	2910	54548
Ford Mtr Co	COM	345370860	19300	SHRS	195	Sole		19300
Ford Mtr  	Note	345370CF5	300000	PRN	37463	Sole		300000
FREEPORT-MCMORA COM	35671D857	8579	SHRS	507	Defined	2	500	8079
GeneralElectric	COM	369604103	25200	SHRS	363	Sole		25200
GERDAU SA 	ADR	373737105	19654	SHRS	259	Defined	2		19654
GLG Partners	COM	37929X107	21200	SHRS	93	Sole		21200
HALLIBURTON CO	COM	406216101	9742	SHRS	239	Defined	2		9742
InfoGroup, Inc	COM	45670G108	11600	SHRS	93	Sole		11600
iShares Cohen 	COM	464287564	542816	SHRS	29806	Defined	1		542816
iSharesDJUSCons	COM	464287580	265425	SHRS	14235	Defined	1		265425
iSharesDJUSIndusCOM	464287754	268150	SHRS	13767	Defined	1		268150
iSharesDJUSReal	COM	464287739	166900	SHRS	7879	Defined	1		166900
iSharesDowJones	COM	464287721	282664	SHRS	14585	Defined	1		282664
iSharesIBoxHigh COM	464288513	8900	SHRS	756	Sole		8900
iSharesIBoxxGra	COM	464287242	550	SHRS	60	Sole		550
iSharesJPMorgan COM	464288281	4712	SHRS	490	Sole		4712
iSharesLeh US	COM	464287176	406047	SHRS	38891	Defined	1	4000	402047
iSharesMSCIBraz	COM	464286400	138602	SHRS	8588	Defined	1		138602
iSharesMSCIMalayCOM	464286830	823549	SHRS	9421	Defined	1		823549
iSharesMSCIMex	COM	464286822	178900	SHRS	8568	Defined	1		178900
iSharesMSCISing	COM	464286673	823552	SHRS	9257	Defined	1		823552
iSharesMSCISthAfCOM	464286780	164358	SHRS	8653	Defined	1		164358
iSharesS&PNatMunCOM	464288414	3500	SHRS	364	Sole		3500
Javelin Pharm	COM	471894105	41700	SHRS	92	Sole		41700
MARATHON OIL	COM	565849106	7641	SHRS	238	Defined	2		7641
Mariner Energy 	COM	56845T305	13612	SHRS	292	Defined	2	5500	8112
MONSANTO CO	COM	61166W101	61611	SHRS	2848	Defined	2		61611
MOSAIC CO/THE	COM	61945A107	20189	SHRS	787	Defined	2		20189
Motorola	COM	620076109	12300	SHRS	80	Sole		12300
NEWMONT MINING 	COM	651639106	12583	SHRS	777	Defined	2		12583
NUCOR CORP	COM	670346105	6588	SHRS	252	Defined	2		6588
OCCIDENTAL PETE	COM	674599105	8569	SHRS	661	Defined	2		8569
OILSANDS QUEST 	COM	678046103	23373	SHRS	14	Defined	2		23373
PETROLEO BRASIL	ADR	71654V408	27154	SHRS	932	Defined	2		27154
PowerShrsDBG10	COM	73935Y102	46600	SHRS	1015	Sole		46600
PowerShrsActAphaCOM	73935B102	223050	SHRS	4916	Defined	1		223050
PowershrsDBGold	COM	73936B606	685954	SHRS	30395	Defined	1		685954
PowerShrsDynMag	COM	73935X468	341400	SHRS	6599	Defined	1		341400
PowerShrsEmerMktCOM	73936T573	16624	SHRS	434	Sole		16624
PowerShrsHighYldCOM	73936T557	6402	SHRS	111	Sole		6402
PowerShares QQQ	COM	73935A104	57050	SHRS	2437	Defined	1		57050
QUIMICA 	ADR	833635105	27367	SHRS	892	Defined	2		27367
Qwest Commun	COM	749121109	25200	SHRS	132	Sole		25200
Regions Fincl 	COM	7591EP100	10100	SHRS	66	Sole		10100
SANDRIDGE ENERGYCOM	80007P307	12785	SHRS	75	Defined	2		12785
SCHLUMBERGER 	COM	806857108	12400	SHRS	686	Defined	2		12400
SID NACIONAL	ADR	20440W105	29977	SHRS	440	Defined	2		29977
SM ENERGY CO	COM	78454L100	5088	SHRS	204	Defined	2		5088
Southwst Air	COM	844741108	13700	SHRS	152	Sole		13700
SPDR Consum Dis	COM	81369Y407	265650	SHRS	7738	Defined	1		265650
SPDR DBIntlGov 	COM	78464A490	32084	SHRS	1664	Sole		32084
SPDR DJ WilshireCOM	78464A607	158700	SHRS	8095	Defined	1		158700
SPDR Indus Slct	COM	81369Y704	261350	SHRS	7174	Defined	1		261350
Sprint Nextel 	COM	852061100	35200	SHRS	149	Sole		35200
STERLITE INDUS	ADS	859737207	16797	SHRS	239	Defined	2		16797
Tenaris SA	ADR	88031M109	6417	SHRS	222	Defined	2		6417
Thomas Weisel 	COM	884481102	19200	SHRS	113	Sole		19200
UnitedHealth 	COM	91324P102	7100	SHRS	202	Sole		7100
VALE SA-SP ADR	ADR	91912E105	26037	SHRS	634	Defined	2		26037
Vanguard 	COM	922908512	616102	SHRS	26991	Defined	1		616102
Vanguard	COM	921937827	443584	SHRS	35930	Defined	1		443584
Vanguard	COM	922908595	114950	SHRS	6767	Defined	1		114950
Vanguard 	COM	922908611	620250	SHRS	33431	Defined	1		620250
Xerox Corp	COM	984121103	14000	SHRS	113	Sole		14000